Financial Investments - Additional Information (Detail) - Cash and Cash Equivalent and Financial Investments [member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Interbank Interest Equivalent Percent	100.72%	98.83%
Brazil, Brazil Real [member]
Disclosure of financial assets [line items]
Weighted average interest rate	12.54%	4.34%
United States of America, Dollars [member]
Disclosure of financial assets [line items]
Weighted average interest rate	2.23%	0.54%